Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2015	December 31, 2014	December 31, 2013
Sales & other services	7	24	118
Research and development expenses	—	—	121
Other purchases	65	24	71
Accounts receivable	8	22	12
Accounts payable	61	56	82